SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2016	Jul. 31, 2014	Sep. 30, 2016	Jun. 30, 2016	Apr. 30, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
License revenue							$ 226,115	$ 395,448	$ 1,878,599	$ 894,132	$ 1,100,000	$ 115,714
Grants revenue							94,696	88,377	375,641	245,728	389,385	48,312
Deferred revenue			$ 29,009				29,009		29,009		130,539	134,908
Reclassification for loss included in net income										(19,097)	(19,097)
Unrealized holding losses on available-for-sale securities										(9,320)	(9,320)	(9,777)
Stock-based compensation expense							280,976	$ 184,775	883,298	$ 477,666	$ 827,184	$ 659,435
Unrecognized stock-based compensation expense			$ 272,771				$ 272,771		$ 272,771
Recognition period									1 year 11 months 24 days
Number of antidilutive shares									33,600,000	25,900,000	26,800,000	27,500,000
Options issued during period									4,068,182		3,444,000	450,000
Pieris Pharmaceuticals, Inc. & Pieris Pharmaceuticals GmbH [Member] | Original License Agreement [Member]
Initial license fee					$ 250,000
Pieris Pharmaceuticals, Inc. & Pieris Pharmaceuticals GmbH [Member] | Definitive Agreement [Member]
License maintenance fee				$ 750,000
National Cancer Institute (Unit of the National Institutes of Health) [Member] | Phase II Small Business Innovation Research [Member]
Grants revenue						$ 999,967
Grant revenue, period term			6 months			2 years
Accredited Investors [Member] | Subscription Agreement [Member] | 12% Senior Secured Promissory Notes [Member]
Transaction costs	$ 507,849								$ 423,207
Warrant [Member] | Private Placement Offering [Member]
Number of shares issued		1							23,549,509		23,549,510
Warrant [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued									41,659		41,659
Warrant [Member] | Square 1 Bank [Member]
Number of shares issued									66,574		66,574